Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Activity in our Warranty Reserves

A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$2,222	$1,936	$1,761
Amount charged to expense for estimated warranty costs	105	1,283	952
Deductions for actual costs incurred	(571)	(997)	(777)

Balance, end of year	$1,756	$2,222	$1,936